Cash and Cash Equivalents and Deposits in Banks	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Cash and Cash Equivalents and Deposits in Banks
4.
Cash and Cash Equivalents and Deposits in Banks

Details of Cash and cash equivalents and deposits in banks as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Current assets
Cash and cash equivalents
Cash	₩	3	—
Deposits (*1)		2,257,519	2,021,640
Total	₩	2,257,522	2,021,640
Deposits in banks
Time deposits (*2)	₩	905,971	600
Non-current assets
Deposits in banks
Deposit for checking account	₩	11	11

(*1) As of December 31, 2024, deposits of ~~W~~158,415 million are classified as assets held for sale.

(*2) As of December 31, 2023, it includes funds deposited under agreements on mutually beneficial cooperation to aid LG Group companies’ suppliers, restricted deposits pledged to guarantee the Parent Company and subsidiaries’ borrowings and others.